Other assets-Other / Other liabilities - Estimated Amortization Expenses for Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Other assets-Other / Other liabilities
2015	¥ 5,375
2016	4,856
2017	4,550
2018	4,474
2019	¥ 3,342